1001 West Fourth St. Winston-Salem NC 27101-2400 t 336 607 7300 f 336 607 7500

May 15, 2012	W. Randy Eaddy direct dial 336 607 7444 direct fax 336 734 2665 readdy@kilpatricktownsend.com

VIA EDGAR

Office of Mergers and Acquisitions
Division of Corporation Finance
U.S. Securities and Exchange Commission
Washington, D.C.  20549

Attention:	Christina Chalk, Senior Special Counsel

Re:	Cardinal Bankshares Corporation (the “Company”)
Definitive Proxy Statement filed on April 20, 2012
Filed by Schaller Equity Partners, et al.
File No. 0-28780

Ladies and Gentlemen:

At the request and on behalf of our clients, Schaller Equity Partners and the other participants identified in the above-referenced Definitive Proxy Statement (collectively, the “Coalition”), we are filing via EDGAR Additional Definitive Materials, in the form of a Power Point presentation that may be used in connection with the Coalition's reception for the Company’s shareholders on May 15, 2012.

If the Staff has any questions regarding this filing, please contact the undersigned at (336) 607-7444 or Matthew S. Chambers at (336) 607-7313.

Thank you for your consideration in this matter.

Sincerely,

/s/ W. Randy Eaddy

W. Randy Eaddy

Enclosures

cc:           Mr. Douglas E. Schaller
James W. Stevens, Esq.
Matthew S. Chambers, Esq.

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